LEASE AND OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Lease And Other Receivables Net
SCHEDULE OF LEASE AND OTHER RECEIVABLES, NET
As of December 31, 2024, and 2023, lease and other receivables, net were as follows:

		2024	2023

(a)	Lease receivables, net	$1,990,246	$2,703,760
(b)	Tenant notes receivable - short term, net	509,543	804,749
	Others	141,983	49,479
	Sub-total	2,641,772	3,557,988
	Tenant notes receivable - long term, net	1,748,616	6,002,315
	Lease and other receivables, net	$4,390,388	$9,560,303

SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES
The gross carrying amount and loss allowance provision for lease receivables were as follows as of December 31, 2024 and 2023:

	2024	2023
Gross carrying amount	$2,823,216	$3,535,565
Loss allowance provision	(832,970)	(831,805)
Lease receivables, net	$1,990,246	$2,703,760

SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR TENANT NOTES RECEIVABLE
The gross carrying amount and loss allowance provision for tenant notes receivable as of December 31, 2024 and 2023 were as follows:

	2024	2023
Gross carrying amount - short term	$518,091	$818,250
Loss allowance provision - short term	(8,548)	(13,501)
Tenant notes receivable - short term, net	$509,543	$804,749
Gross carrying amount - long term	1,777,952	6,103,015
Loss allowance provision - long term	(29,336)	(100,700)
Tenant notes receivable - long term, net	$1,748,616	$6,002,315

SCHEDULE OF CREDIT LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES AND TENANT NOTES RECEIVABLE
The expected credit loss allowance provision for lease receivables and tenant notes receivable as of December 31, 2024, 2023 and 2022 reconciled to the opening loss allowance for that provision were as follows:

	2024
	Lease Receivables	Tenant Notes Receivable	Total

Beginning balance	$831,805	$114,201	$946,006
Adjustments in expected credit loss allowance recognized in profit or loss during the year	1,165	(76,317)	(75,152)
Receivables written-off during the year as uncollectible	—	—	—
Ending balance	$832,970	$37,884	$870,854

	2023
	Lease Receivables	Tenant Notes Receivable	Total

Beginning balance	$2,646,337	$126,640	$2,772,977
Adjustments in expected credit loss allowance recognized in profit or loss during the year	(81,017)	(6,706)	(87,723)
Receivables written-off during the year as uncollectible	(1,733,515)	(5,733)	(1,739,248)
Ending balance	$831,805	$114,201	$946,006

	2022
	Lease Receivables	Tenant Notes Receivable	Total

Beginning balance	$1,294,649	$62,089	$1,356,738
Adjustments in expected credit loss allowance recognized in profit or loss during the year	1,406,439	64,551	1,470,990
Receivables written-off during the year as uncollectible	(54,751)	—	(54,751)
Ending balance	$2,646,337	$126,640	$2,772,977